Fees and Expenses	Feb. 27, 2026 USD ($)
Madison Conservative Allocation Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for Class A sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds.

More information about these and other discounts is available from your financial professional, in the “Sales Charges and Fees” section on page 55 of the prospectus, in the “More About Purchasing and Selling Shares” section on page 48 of the Funds' statement of additional information ("SAI") and in the sales charge waiver appendix to this prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for Class A sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Total annual fund operating expenses for the period ended October 31, 2025 do not match the financial statements because the financial statements do not include acquired fund fees and expenses.
Shareholder Fees Caption [Optional Text]	Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees: (fees paid directly from your investment)	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class A
Management Fees	0.20%
Distribution and/or Service (Rule 12b-1) Fees	0.25%
Other Expenses	0.26%
Acquired Fund Fees and Expenses[1]	0.27%
Total Annual Fund Operating Expenses[2]	0.98%
[1]	Fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more underlying funds.
[2]	Total annual fund operating expenses for the period ended October 31, 2025 do not match the financial statements because the financial statements do not include acquired fund fees and expenses.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class A	$669	$869	$1,086	$1,707

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Portfolio Turnover, Rate	30.00%
Madison Moderate Allocation Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for Class A sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds.

More information about these and other discounts is available from your financial professional, in the “Sales Charges and Fees” section on page 55 of the prospectus, in the “More About Purchasing and Selling Shares” section on page 48 of the Funds' statement of additional information ("SAI") and in the sales charge waiver appendix to this prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for Class A sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Total annual fund operating expenses for the period ended October 31, 2025 do not match the financial statements because the financial statements do not include acquired fund fees and expenses.
Shareholder Fees Caption [Optional Text]	Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees: (fees paid directly from your investment)	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class A
Management Fees	0.20%
Distribution and/or Service (Rule 12b-1) Fees	0.25%
Other Expenses	0.26%
Acquired Fund Fees and Expenses[1]	0.29%
Total Annual Fund Operating Expenses[2]	1.00%
[1]	Fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more underlying funds.
[2]	Total annual fund operating expenses for the period ended October 31, 2025 do not match the financial statements because the financial statements do not include acquired fund fees and expenses.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class A	$671	$875	$1,096	$1,729

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Portfolio Turnover, Rate	38.00%
Madison Aggressive Allocation Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for Class A sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds. More information about these and other discounts is available from your financial professional, in the “Sales Charges and Fees” section on page 55 of the prospectus, in the “More About Purchasing and Selling Shares” section on page 48 of the Funds' statement of additional information ("SAI") and in the sales charge waiver appendix to this prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for Class A sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Total annual fund operating expenses for the period ended October 31, 2025 do not match the financial statements because the financial statements do not include acquired fund fees and expenses.
Shareholder Fees Caption [Optional Text]	Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees: (fees paid directly from your investment)	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class A
Management Fees	0.20%
Distribution and/or Service (Rule 12b-1) Fees	0.25%
Other Expenses	0.26%
Acquired Fund Fees and Expenses[1]	0.29%
Total Annual Fund Operating Expenses[2]	1.00%
[1]	Fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more underlying funds.
[2]	Total annual fund operating expenses for the period ended October 31, 2025 do not match the financial statements because the financial statements do not include acquired fund fees and expenses.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class A	$671	$875	$1,096	$1,729

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

Portfolio Turnover, Rate	45.00%
Madison Diversified Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for Class A sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds.

More information about these and other discounts is available from your financial professional, in the “Sales Charges and Fees” section on page 55 of the prospectus, in the “More About Purchasing and Selling Shares” section on page 48 of the Funds' statement of additional information ("SAI") and in the sales charge waiver appendix to this prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for Class A sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Total annual fund operating expenses for the period ended October 31, 2025 do not match the financial statements because the financial statements do not include acquired fund fees and expenses.
Shareholder Fees Caption [Optional Text]	Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees: (fees paid directly from your investment)	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class A
Management Fees[1]	0.20%
Distribution and/or Service (Rule 12b-1) Fees	0.25%
Other Expenses	0.21%
Acquired Fund Fees and Expenses[2]	0.47%
Total Annual Fund Operating Expenses[3]	1.13%
[1]	The Fund’s management fee will be reduced by 0.05% on assets exceeding $500 million, and by another 0.05% on assets exceeding $1 billion.
[2]	Fees and expenses incurred indirectly by the Fund as a result of investing in shares of one or more underlying funds.
[3]	Total annual fund operating expenses for the period ended October 31, 2025 do not match the financial statements because the financial statements do not include acquired fund fees and expenses.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class A	$684	$913	$1,161	$1,871

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

Portfolio Turnover, Rate	24.00%
Madison Tax-Free National Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or example below.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Effective September 2, 2025, the Fund’s administrative services fee was reduced from 0.35% to 0.20% of the Fund’s average daily net assets. As a result, total annual fund operating expenses shown in the table above do not correlate to the expense ratios in the Fund’s financial statements because total annual fund operating expenses reflects the current administrative services fee rate.
Shareholder Fees Caption [Optional Text]	Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees: (fees paid directly from your investment)	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class Y
Management Fees	0.40%
Distribution and/or Service (Rule 12b-1) Fees	None
Other Expenses	0.21%
Total Annual Fund Operating Expenses[1]	0.61%
[1]	Effective September 2, 2025, the Fund’s administrative services fee was reduced from 0.35% to 0.20% of the Fund’s average daily net assets. As a result, total annual fund operating expenses shown in the table above do not correlate to the expense ratios in the Fund’s financial statements because total annual fund operating expenses reflects the current administrative services fee rate.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class Y	$62	$195	$340	$762

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	9.00%
Madison High Quality Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees: (fees paid directly from your investment)	Class Y	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class Y	Class I
Management Fees	0.30%	0.30%
Distribution and/or Service (Rule 12b-1) Fees	None	None
Other Expenses	0.20%	0.11%
Total Annual Fund Operating Expenses	0.50%	0.41%

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class Y	$51	$160	$280	$628
Class I	42	132	230	518

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	26.00%
Madison Core Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for Class A sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds. More information about these and other discounts is available from your financial professional, in the “Sales Charges and Fees” section on page 55 of the prospectus, in the “More About Purchasing and Selling Shares” section on page 48 of the Funds' statement of additional information ("SAI") and in the sales charge waiver appendix to this prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for Class A sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Effective September 2, 2025, the Fund’s management fee was reduced from 0.39% to 0.25% of the Fund’s average daily net assets. As a result, total annual fund operating expenses shown in the table above do not correlate to the expense ratios in the Fund’s financial statements because total annual fund operating expenses reflects the current management fee rate.
Shareholder Fees Caption [Optional Text]	Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees: (fees paid directly from your investment)	Class A	Class Y	Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None	None	None	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None	None	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses:(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class Y	Class I	Class R6
Management Fees	0.25%	0.25%	0.25%	0.25%
Distribution and/or Service (Rule 12b-1) Fees	0.25%	None	None	None
Other Expenses	0.21%	0.21%	0.11%	0.03%
Total Annual Fund Operating Expenses[1]	0.71%	0.46%	0.36%	0.28%
[1]	Effective September 2, 2025, the Fund’s management fee was reduced from 0.39% to 0.25% of the Fund’s average daily net assets. As a result, total annual fund operating expenses shown in the table above do not correlate to the expense ratios in the Fund’s financial statements because total annual fund operating expenses reflects the current management fee rate.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class A	$519	$667	$827	$1,293
Class Y	47	148	258	579
Class I	37	116	202	456
Class R6	29	90	157	356

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	10.00%
Madison Covered Call & Equity Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for Class A sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds. More information about these and other discounts is available from your financial professional, in the “Sales Charges and Fees” section on page 55 of the prospectus, in the “More About Purchasing and Selling Shares” section on page 48 of the Funds' statement of additional information ("SAI") and in the sales charge waiver appendix to this prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for Class A sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Total annual fund operating expenses for the period ended October 31, 2025 do not match the financial statements because the financial statements do not include acquired fund fees and expenses.
Shareholder Fees Caption [Optional Text]	Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees: (fees paid directly from your investment)	Class A	Class Y	Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None	None	None	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None	None	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses:(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class Y	Class I	Class R6
Management Fees	0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (Rule 12b-1) Fees	0.25%	None	None	None
Other Expenses	0.16%	0.16%	0.11%	0.03%
Acquired Fund Fees and Expenses[1]	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses[2]	1.28%	1.03%	0.98%	0.90%
[1]	Fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more acquired funds.
[2]	Total annual fund operating expenses for the period ended October 31, 2025 do not match the financial statements because the financial statements do not include acquired fund fees and expenses.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class A	$698	$958	$1,237	$2,031
Class Y	$105	$328	$569	$1,259
Class I	$100	$312	$542	$1,201
Class R6	$92	$287	$498	$1,108

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 78% of the average value of its portfolio.

Portfolio Turnover, Rate	78.00%
Madison Dividend Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for Class A sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds. More information about these and other discounts is available from your financial professional, in the “Sales Charges and Fees” section on page 55 of the prospectus, in the “More About Purchasing and Selling Shares” section on page 48 of the Funds' statement of additional information ("SAI") and in the sales charge waiver appendix to this prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for Class A sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees: (fees paid directly from your investment)	Class A	Class Y	Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None	None	None	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None	None	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses:(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class Y	Class I	Class R6
Management Fees[1]	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (Rule 12b-1) Fees	0.25%	None	None	None
Other Expenses	0.21%	0.21%	0.11%	0.03%
Total Annual Fund Operating Expenses	1.16%	0.91%	0.81%	0.73%
[1]	The Fund’s management fee will be reduced by 0.05% on assets exceeding $500 million, and by another 0.05% on assets exceeding $1 billion.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class A	$686	$922	$1,177	$1,903
Class Y	93	290	504	1,120
Class I	83	259	450	1,002
Class R6	75	233	406	906

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	19.00%
Madison Large Cap Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for Class A sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds. More information about these and other discounts is available from your financial professional, in the “Sales Charges and Fees” section on page 55 of the prospectus, in the “More About Purchasing and Selling Shares” section on page 48 of the Funds' statement of additional information ("SAI") and in the sales charge waiver appendix to this prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for Class A sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees: (fees paid directly from your investment)	Class A	Class Y	Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None	None	None	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None	None	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses:(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class Y	Class I	Class R6
Management Fees[1]	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (Rule 12b-1) Fees	0.25%	None	None	None
Other Expenses	0.21%	0.21%	0.11%	0.03%
Total Annual Fund Operating Expenses	1.16%	0.91%	0.81%	0.73%
[1]	The Fund’s management fee will be reduced by 0.05% on assets exceeding $500 million, and by another 0.05% on assets exceeding $1 billion.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class A	$686	$922	$1,177	$1,903
Class Y	93	290	504	1,120
Class I	83	259	450	1,002
Class R6	75	233	406	906

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	21.00%
Madison Mid Cap Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for Class A sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds. More information about these and other discounts is available from your financial professional, in the “Sales Charges and Fees” section on page 55 of the prospectus, in the “More About Purchasing and Selling Shares” section on page 48 of the Funds' statement of additional information ("SAI") and in the sales charge waiver appendix to this prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for Class A sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Effective September 2, 2025, the Fund’s administrative services fee for Class A shares was reduced from 0.40% to 0.20% of the Fund’s average daily net assets. As a result, total annual fund operating expenses shown in the table above do not correlate to the expense ratios in the Fund’s financial statements because total annual fund operating expenses reflects the current administrative services fee rate.
Shareholder Fees Caption [Optional Text]	Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees: (fees paid directly from your investment)	Class A	Class Y	Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None	None	None	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None	None	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class Y	Class I	Class R6
Management Fees[1]	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	None	None	None
Other Expenses	0.20%	0.20%	0.10%	0.02%
Total Annual Fund Operating Expenses[2]	1.15%	0.90%	0.80%	0.72%

[1] The Fund’s management fee will be reduced by 0.05% on assets exceeding $500 million, and by another 0.05% on assets exceeding $1 billion. The Fund’s management fee is 0.75%, but due to breakpoints, the management fee charged during the Fund’s most recent fiscal year was 0.70%.

[2]	Effective September 2, 2025, the Fund’s administrative services fee for Class A shares was reduced from 0.40% to 0.20% of the Fund’s average daily net assets. As a result, total annual fund operating expenses shown in the table above do not correlate to the expense ratios in the Fund’s financial statements because total annual fund operating expenses reflects the current administrative services fee rate.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class A	$686	$922	$1,177	$1,903
Class Y	92	287	498	1,108
Class I	82	255	444	990
Class R6	74	230	401	894

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	17.00%
Madison Small Cap Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for Class A sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds. More information about these and other discounts is available from your financial professional, in the “Sales Charges and Fees” section on page 55 of the prospectus, in the “More About Purchasing and Selling Shares” section on page 48 of the Funds' statement of additional information ("SAI") and in the sales charge waiver appendix to this prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for Class A sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees: (fees paid directly from your investment)	Class A	Class Y	Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None	None	None	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None	None	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses:(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class Y	Class I	Class R6
Management Fees[1]	0.89%	0.89%	0.89%	0.89%
Distribution and/or Service (Rule 12b-1) Fees	0.25%	None	None	None
Other Expenses	0.21%	0.21%	0.11%	0.03%
Total Annual Fund Operating Expenses	1.35%	1.10%	1.00%	0.92%
[1]	The Fund’s management fee will be reduced by 0.05% on assets exceeding $500 million, and by another 0.05% on assets exceeding $1 billion.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class A	$705	$978	$1,272	$2,015
Class Y	112	350	606	1,340
Class I	102	318	552	1,225
Class R6	94	293	509	1,131

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate	35.00%